Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2017
Loss Contingencies [Line Items]
Total reserves established during year	$ 177,000,000	$ 177,000,000
SLM BankCo [Member] | Indemnification Matters [Member]
Loss Contingencies [Line Items]
Reserve for estimated amounts and costs incurred			$ 0